Income Tax Note - Schedule of Unrecognized Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	$ 12,313,106	$ 6,170,477
Equipment [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	9,774	4,508
Restricted interest and financing expenses [Member] | Canada [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	431,096	764,297
Share issuance costs and others [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	1,024,267	722,097
Investment in digital assets [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	110,242
Non-capital losses carried forward [Member] | Canada [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	10,298,392	4,248,226
Non-capital losses carried forward [Member] | Australia [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Unrecognized deferred tax asset	$ 439,334	$ 431,349